Pension and Other Postretirement Benefit Plans 7 (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the end of the year	$ 3,654,688	$ 3,379,143	$ 3,140,834
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the beginning of the year	268,117	226,720	140,744
Acquisitions	8,211	58,701	96,938
Transfers In / (Out)	0	(10,498)	10,138
Dispositions	(767)	(3,605)	(21,262)
Realized Gain /(Loss)	741	(6,637)	753
Unrealized Gain /(Loss)	31,813	3,436	(591)
Fair value of plan assets at the end of the year	308,115	268,117	226,720
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the end of the year	942,244	980,296	981,496
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the beginning of the year	11,336	10,486	9,649
Acquisitions	0	0	0
Transfers In / (Out)	0	0	0
Dispositions	0	0	0
Realized Gain /(Loss)	0	0	0
Unrealized Gain /(Loss)	(101)	850	837
Fair value of plan assets at the end of the year	11,235	11,336	10,486
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the end of the year	296,880	256,781	216,234
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at the beginning of the year	256,781	216,234	131,095
Acquisitions	8,211	58,701	96,938
Transfers In / (Out)	0	(10,498)	10,138
Dispositions	(767)	(3,605)	(21,262)
Realized Gain /(Loss)	741	(6,637)	753
Unrealized Gain /(Loss)	31,914	2,586	(1,428)
Fair value of plan assets at the end of the year	$ 296,880	$ 256,781	$ 216,234